Variable Interest Entities - Carrying Amounts (Details) - Primary Beneficiary - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Assets	$ 17,612	$ 18,349,000
Liabilities	(19,250)	(10,559,000)
Net carrying amount	(1,638)	$ 7,790,000
Corporate guarantees, amount	$ 227,900